Revenue - Summary of Contract Assets and Liabilities From Contracts With Customers (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Receivables, customer finance, contract assets and contract liabilities [abstract]
Account receivables	₩ 7,329,596	₩ 8,214,459
Due from customers for contract work	867,066	1,054,357
Advance received	1,264,615	864,480
Due to customers for contract work	629,399	644,947
Unearned revenue	₩ 42,040	₩ 88,733